BASIC AND DILUTED LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Basic and Diluted Income (Loss) per Share	Net loss and basic weighted average shares outstanding are reconciled to diluted loss and diluted weighted average shares outstanding, respectively, as follows:

	Year ended December 31,
	2023	2022
Net loss for the period	$(65,196)	$(79,197)

Basic and diluted weighted average shares outstanding	274,057,213	240,100,023

Basic and diluted loss per share	$(0.24)	$(0.33)